Cover	Aug. 22, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 22, 2025
Entity File Number	000-56629
Entity Registrant Name	JOCOM HOLDINGS CORP.
Entity Central Index Key	0001907425
Entity Tax Identification Number	38-4177722
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Unit No. 11-1, Level 11, Tower 3, Avenue 3,
Entity Address, Address Line Two	Bangsar South, No. 8 Jalan Kerinchi,
Entity Address, City or Town	KUALA LUMPUR
Entity Address, Country	MY
Entity Address, Postal Zip Code	59200
City Area Code	+6012
Local Phone Number	5189937
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	JOCM
Entity Emerging Growth Company	false